Shareholder Report, Line Graph (Details) WE0000000002538A_Dimensional Global Credit ETF_Single_TSR Annual {Single} - USD ($)			12 Months Ended
	Oct. 31, 2024	Nov. 07, 2023	Oct. 31, 2025
Dimensional Global Credit ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Dimensional Global Credit ETF – NAV
Accumulated Value	$ 11,049	$ 10,000	$ 11,800
Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	10,822	10,000	$ 11,396
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Accumulated Value	$ 10,998	$ 10,000	$ 11,726